Financial instruments and related disclosures - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Feb. 28, 2022 GBP (£)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Borrowings	£ 17,197.0	£ 19,838.0						£ 20,780.0	£ 25,215.0
Total equity including non-controlling interests	10,096.0	21,342.0						20,808.0	18,357.0
Total capital including that provided by non-controlling interests	27,300.0
Short-term finance access	1,191.0	252.0
Carrying value of shares held by trust under employee share ownership plan	354.0	28.0
Market value of shares held by trust under employee share ownership plan	861.0	373.0
Treasury shares at cost	3,797.0	4,969.0
Contingent consideration liabilities	7,068.0	6,076.0						£ 5,869.0	£ 5,479.0
Trade receivables	5,452.0	6,246.0
Trade and other receivables	7,053.0	7,860.0
New liabilities contingent liabilities recognized in business combination	482.0
Financial Liabilites One [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level three	0.0
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve arise from hedge relationships for which hedge accounting is no longer applied	24.0	11.0
Foreign Exchange Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve arise from hedge relationships for which hedge accounting is no longer applied	3.0	19.0
Bonds In A Designated Hedging Relationship [member] | Net Investment Hedged [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of bonds	6,322.0	4,982.0
Trade And Other Receivables And Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	5,452.0	6,246.0
Trade and other receivables	7,053.0	7,860.0
Trade And Other Receivables And Other Noncurrent Assets In Scope Of IFRS 9 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	3,075.0	4,244.0
Trade And Other Receivables And Other Noncurrent Assets In Scope Of IFRS 9 [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	50.0	59.0
Trade And Other Receivables And Other Noncurrent Assets In Scope Of IFRS 9 [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	2,327.0	1,943.0
Shionogi ViiV healthcare joint venture [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	5,890.0	5,559.0
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total net losses on financial instruments held	1,623.0	1,024.0
Total net losses on financial instruments held	1,627.0	1,024.0
Level 3 [member] | Affinivax [Member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	501.0
Level 3 [member] | Affinivax, Inc [Member]
Disclosure of detailed information about financial instruments [line items]
New liabilities contingent liabilities recognized in business combination	482.0
Gain loss measured in profit or loss fair value measurement liabilities	17.0
Level 3 [member] | Shionogi ViiV healthcare joint venture [member]
Disclosure of detailed information about financial instruments [line items]
Remeasurement of the contingent consideration payable	1,431.0	1,026.0
Contingent consideration liabilities	5,890.0	5,559.0
Level 3 [member] | Novartis Vaccines Business [Member]
Disclosure of detailed information about financial instruments [line items]
Remeasurement of the contingent consideration payable	231.0	32.0
Contingent consideration liabilities	673.0	479.0
Nigeria [member] | United Bank for Africa, Zenith Bank, Access Bank and Stanbic IBTC Bank [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	23.0
Uk [Member] | Halk Bank [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	14.0
Ecuador [Member] | Produbanco [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	6.0
Honduras [Member] | Banco De Honduras [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	1.0
Cambodia [Member] | J Trust Royal Bank [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	2.0
Costa Rica | BAC San Jose [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	1.0
Brazil | Banco Do Brasil [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	2.0
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents and liquid investments	3,800.0
Cash and cash equivalents and liquid investments held centrally	3,100.0
Amount held at European medium term note programme	20,000.0
Notes issued at European medium term note programme	10,300.0
Notes issued under us shelf registration	8,100.0		$ 9,700
Liquidity risk [member] | Not later than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	4,000.0
Cancelled committed facilities and replaced with revolving credit facilities					£ 2,100.0	$ 2,500
Liquidity risk [member] | Not later than 1 year [member] | Post separation of the consumer healthcare business [Member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facilities	1,800.0		2,200
Liquidity risk [member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Cancelled committed facilities and replaced with revolving credit facilities					£ 1,900.0
Liquidity risk [member] | Later than one year and not later than three years [member] | Post separation of the consumer healthcare business [Member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facilities	1,600.0
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	10,180.0	11,417.0
Bank balances and deposits held with counter parties	1,324.0	2,825.0
Credit risk [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Cash reserves	3,100.0
Wholesale and retail credit risk [Member] | Due From Three Wholesalers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	£ 3,001.0	£ 2,430.0
Wholesale and retail credit risk [Member] | US [member] | Due From Three Wholesalers [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of trade receivables balance	55.00%	39.00%
Foreign exchange risk [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness of hedges	£ 0.0	£ 0.0
Foreign exchange risk [Member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness of hedges	0.0	0.0
External credit grades [member] | Credit risk [member] | Wholesaler In The US [Member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	1,100.0	900.0
BBB/Baa [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits held with counter parties	49.0	77.0
BBB -/ Baa3 Rated [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits held with counter parties	1.4
Lower than BBB-/Baa3 [Member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of cash held at unrated counter parties	60.0	54.0
Cash in transit	0.0	7.0
Interest rate sensitivity [member] | 1% (100 basis points) movement in USD interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on equity through interest rate movements	0.0	197.0
Interest rate sensitivity [member] | 1.5% (150 basis points) movement in USD interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on equity through interest rate movements	0.0	297.0
Interest rate sensitivity [member] | 1% (100 basis points) movement in EUR or Sterling interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on equity through interest rate movements	0.0	0.0
Interest rate sensitivity [member] | 1.5% (150 basis points) movement in EUR or Sterling interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on equity through interest rate movements	£ 0.0	0.0
Top of range [member] | Wholesale and retail credit risk [Member] | Non USA [member]
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of trade receivables balance	5.00%
State Bank of India [member] | BBB -/ Baa3 Rated [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	£ 1.0
Group credit enhancements and credit insurance [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	332.0	315.0
US commercial paper program [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Issue amount	748.0	0.0	900
Short-term finance access	8,300.0		$ 10,000
Euro Commercial Paper Program [Member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Issue amount	443.0	£ 252.0		€ 500			€ 300
Short-term finance access	£ 5,000.0
In Line with Other Pharmaceutical Companies [member] | Wholesale and retail credit risk [Member] | US [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of sales of US Commercial Operation business to three largest wholesalers	79.00%	75.00%
ViiV healthcare [member] | Credit risk [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Cash managed by group for subsidiary	£ 2,200.0
Proportion of ownership interest in subsidiary	78.30%